Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related sales
Revenue	$ 765,736	$ 650,935	$ 576,354
Related party payables
Accounts and notes payable	350,337	292,808
Related party advance payments
Advance payments and others to related parties	14,739	13,040
Related parties
Related sales
Revenue	33,528	48,860	47,514
Related party payables
Accounts and notes payable	16,033	11,743
Related receivables
Accounts and notes receivable, net from related parties	16,714	15,687
Less: allowance for credit losses	(973)	(1,463)
Accounts and notes receivable, net	15,741	14,224
Related party advance payments
Advance payments for property, plant and equipment to related parties	1,359	6,570
Advance payments and others to related parties	2,118	2,202
Merchandise sales | Related parties
Related sales
Revenue	33,528	48,860	47,514
Rental income | Related parties
Related sales
Revenue	313	361	300
Material and other sales | Related parties
Related sales
Revenue	9,028	2,278	2,050
Materials | Related parties
Related purchases
Related party purchases	34,038	30,088	27,288
Equipment | Related parties
Related party payables
Equipment purchased from related parties	17,947	5,494	4,424
Equipment | Related parties | Henglong Real Estate
Related party payables
Equipment purchased from related parties	2,209		1,886
Technology and Services | Related parties
Related party payables
Technology purchased from related parties	288	242	1,303
Hubei Hongrun | Related parties
Related receivables
Accounts and notes receivable, net from related parties	8,794	9,759
Hubei Hongrun | Merchandise sales | Related parties
Related sales
Revenue	26,308	34,907	33,829
Jingzhou Yude | Related parties
Related receivables
Accounts and notes receivable, net from related parties	5,743	3,903
Jingzhou Yude | Merchandise sales | Related parties
Related sales
Revenue	5,458	12,129	11,390
Jingzhou Yude | Material and other sales | Related parties
Related sales
Revenue	6,758	956	965
Xiamen Automotive Parts | Related parties
Related receivables
Accounts and notes receivable, net from related parties	1,143	1,003
Xiamen Automotive Parts | Merchandise sales | Related parties
Related sales
Revenue	1,750	1,521	1,733
Jingzhou Tongying | Related parties
Related party payables
Accounts and notes payable	3,775	3,520
Jingzhou Tongying | Rental income | Related parties
Related sales
Revenue	194	207	154
Jingzhou Tongying | Material and other sales | Related parties
Related sales
Revenue	253	214	354
Jingzhou Tongying | Materials | Related parties
Related purchases
Related party purchases	17,099	15,178	12,033
Honghu Changrun | Related parties
Related party payables
Accounts and notes payable	1,162	951
Honghu Changrun | Material and other sales | Related parties
Related sales
Revenue	889	728	610
Honghu Changrun | Materials | Related parties
Related purchases
Related party purchases	3,317	2,869	2,396
Hubei Wiselink | Related parties
Related party payables
Accounts and notes payable	4,536	2,263
Related party advance payments
Advance payments for property, plant and equipment to related parties	1,279	4,452
Advance payments and others to related parties	92	402
Hubei Wiselink | Material and other sales | Related parties
Related sales
Revenue	718	1
Hubei Wiselink | Materials | Related parties
Related purchases
Related party purchases	1,207	667	528
Hubei Wiselink | Equipment | Related parties
Related party payables
Equipment purchased from related parties	15,551	5,345	2,451
Hubei Wiselink | Technology and Services | Related parties
Related party payables
Technology purchased from related parties	5		100
Hubei Tongrun | Related parties
Related party advance payments
Advance payments and others to related parties	147	178
Hubei Tongrun | Material and other sales | Related parties
Related sales
Revenue	272	204
Hubei Tongrun | Materials | Related parties
Related purchases
Related party purchases	359	0
Jiangling Tongchuang | Related parties
Related party payables
Accounts and notes payable	491	445
Jiangling Tongchuang | Material and other sales | Related parties
Related sales
Revenue	22	18	65
Jiangling Tongchuang | Materials | Related parties
Related purchases
Related party purchases	6,029	4,478	3,390
Wuhan Tongkai | Related parties
Related party payables
Accounts and notes payable	4,977	4,001
Wuhan Tongkai | Rental income | Related parties
Related sales
Revenue	107	138	130
Wuhan Tongkai | Material and other sales | Related parties
Related sales
Revenue	77	153	25
Wuhan Tongkai | Materials | Related parties
Related purchases
Related party purchases	4,514	6,308	8,311
Henglong Tianyu | Related parties
Related party payables
Accounts and notes payable	568	452
Henglong Tianyu | Materials | Related parties
Related purchases
Related party purchases	409	516	557
Hubei Yiling | Related parties
Related party advance payments
Advance payments and others to related parties	142
Hubei Yiling | Materials | Related parties
Related purchases
Related party purchases	112	62	57
Hubei Yiling | Technology and Services | Related parties
Related party payables
Technology purchased from related parties	283	240	278
Suzhou Sentient | Related parties
Related party advance payments
Advance payments and others to related parties	1,565	1,530
Suzhou Sentient | Technology and Services | Related parties
Related party payables
Technology purchased from related parties			925
Xiamen Joylon | Related parties
Related receivables
Accounts and notes receivable, net from related parties	807	789
Other related parties | Related parties
Related party payables
Accounts and notes payable	524	111
Related receivables
Accounts and notes receivable, net from related parties	227	233
Related party advance payments
Advance payments and others to related parties	100	8
Other related parties | Merchandise sales | Related parties
Related sales
Revenue	12	303	562
Other related parties | Rental income | Related parties
Related sales
Revenue	12	16	16
Other related parties | Material and other sales | Related parties
Related sales
Revenue	39	4	31
Other related parties | Materials | Related parties
Related purchases
Related party purchases	992	10	16
Other related parties | Equipment | Related parties
Related party payables
Equipment purchased from related parties	187	149	$ 87
Other related parties | Technology and Services | Related parties
Related party payables
Technology purchased from related parties		2
Henglong Real Estate | Related parties
Related party advance payments
Advance payments for property, plant and equipment to related parties	80	2,118
Hubei Asta | Related parties
Related party advance payments
Advance payments and others to related parties	$ 72	$ 84